Investments (Tables)	12 Months Ended
Aug. 29, 2013
Investments [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]

As of August 29, 2013 and August 30, 2012, available-for-sale investments, including cash equivalents, were as follows:

As of	2013				2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$1,188	$—	$—	$1,188	$2,159	$—	$—	$2,159
Corporate bonds	414	1	(1)	414	233	1	—	234
Certificates of deposit	349	—	—	349	31	—	—	31
Government securities	168	—	—	168	144	—	—	144
Asset-backed securities	97	—	—	97	77	—	—	77
Commercial paper	61	—	—	61	39	—	—	39
Marketable equity securities	6	—	—	6	10	—	—	10
	$2,283	$1	$(1)	$2,283	$2,693	$1	$—	$2,694

Investments Classified by Contractual Maturity Date [Table Text Block]
The table below presents the amortized cost and fair value of available-for-sale debt securities, including cash equivalents, as of August 29, 2013 by contractual maturity:

	Amortized Cost	Fair Value
Money market funds not due at a single maturity date	$1,188	$1,188
Due in 1 year or less	596	596
Due in 1 - 2 years	224	224
Due in 2 - 4 years	253	253
Due after 4 years	16	16
	$2,277	$2,277